Interest expense	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Interest expense
7. Interest expense

		For the years ended,
	Note	December 31, 2025	December 31, 2024	December 31, 2023
		$	$	$
Interest accretion on deferred consideration		-	306,388	159,904
Interest accretion on lease liability	20	95,219	86,407	52,075
Debenture interest	21	10,301,143	6,039,527
Other interest expenses		1,523	2,335	-
		10,397,885	6,434,657	211,979
Interest accretion on deferred consideration liability relates to the acquisition of the Kabanga Nickel Project from Barrick and Glencore in 2019. This liability was settled at the end of 2024.
Interest on lease liability relates to long term leases of office space, accommodation units and warehouse premises in Tanzania and Australia as disclosed in Note 20.
Debenture interest relates to interest accrued on the debt portion of the convertible debentures as disclosed in Note 21.
Interest expenses (after deduction of any interest received on any amounts temporarily invested) on the senior secured bridge loan facility has been capitalized to Exploration and Evaluation assets as these are borrowing costs directly attributable to the development of the Kabanga Nickel Project. For further details on the senior secured bridge loan facility and the capitalization of related interest, please refer to Note 21.2 and Note 15.